Balances and Transactions with Interested and Related Parties (Details) - Schedule of Salaries and Benefits to Interested and Related Parties - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Schedule of Salaries and Benefits to Interested and Related Parties [Line Items]
Total salaries and benefits		$ 1,085	$ 1,537
CEO and director [Member]
Schedule of Salaries and Benefits to Interested and Related Parties [Line Items]
Total salaries and benefits	[1]	338	132
Fees of directors [Member]
Schedule of Salaries and Benefits to Interested and Related Parties [Line Items]
Total salaries and benefits	[2]	345	566
Former Deputy CEO [Member]
Schedule of Salaries and Benefits to Interested and Related Parties [Line Items]
Total salaries and benefits	[3]	402	811
Former VP Human Resources [Member]
Schedule of Salaries and Benefits to Interested and Related Parties [Line Items]
Total salaries and benefits	[4]		$ 28

[1]	Relates to the cost of employment of Mr. Noah Hershcoviz, director of the Company as of October 3, 2023 and CEO of the Company as of December 4, 2023.
[2]	Other interested and related parties.
[3]	Relates to the cost of employment of Mr. Uzi Moskowitz director and former CEO in the Company, who no longer serves as the CEO of Company since December 4, 2023. and Eyal Moshe former director and former CEO of the Company who is also controlling shareholder in the Company, excluding any misappropriated expenses. Mr. Moshe ceased his role as CEO on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses.
[4]	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses Ms. Bitan resigned in February 2023.